Debt (Details Narrative) - USD ($)			1 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Mar. 27, 2020	Nov. 15, 2017	Mar. 31, 2019	Jul. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Aug. 31, 2018	Dec. 31, 2016	Feb. 24, 2016
Short-term Debt [Line Items]
Gains on extinguishment					$ 661,612
Line of credit									$ 350,000		$ 2,500,000
Interest rate							6.00%
Proceeds from repayment of debt and equity							$ 15,000,000
Loan payable										$ 1,000,000.0
Additional payments to loan										$ 30,000
Notes payable								$ 1,364,644
Accrued interest								3,580
Loans payable to bank		$ 18,997
Monthly payment of loan		$ 440							$ 25,913
Notes Payable					49,156		710,768	9,203
Purchase of assets			$ 1	$ 1
Payments for forgiveness of the loan							0
Paycheck Protection Program [Member]
Short-term Debt [Line Items]
Interest rate	1.00%
Proceeds from bank loan	$ 661,612
Tractor [Member]
Short-term Debt [Line Items]
Interest rate									3.60%
Loan payable							49,156	$ 72,459
Purchase of assets									$ 116,661
Trailer Truck Scale And Chute [Member]
Short-term Debt [Line Items]
Interest rate									5.90%
Monthly payment of loan									$ 920
Purchase of assets									$ 47,721
Revolving Credit Facility [Member] | Christiansen Land and Cattle Ltd [Member]
Short-term Debt [Line Items]
Line of credit												$ 3,000,000.0
PPP Loan [Member]
Short-term Debt [Line Items]
Gains on extinguishment					661,612
Notes Payable							$ 661,612